SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended				2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 29, 2018	Sep. 25, 2018	Jul. 20, 2018	Dec. 31, 2017	Jun. 11, 2018	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Jan. 15, 2017	Dec. 31, 2016	Dec. 31, 2014
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				1.50%
Common Stock, Shares, Issued						1,652,495	1,368,856	325,901
Common Stock, Shares Authorized						500,000,000	250,000,000	150,000,000				200,000,000
Debt Conversion, Converted Instrument, Shares to be Issued						263,639	263,639
Debt Instrument, Face Amount							$ 0	$ 2,000,000		$ 500,000	$ 500,000
Debt Conversion, Original Debt, Amount				$ 50,000
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted									48,171
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price							$ (37.50)	$ (120.00)	$ (120.00)
Minutes Of Meeting		On July 24, 2018, the Company's Board of Directors (the "Board") unanimously adopted resolutions authorizing a reverse stock split, at a ratio of up to 1:150, of the common stock of the Company. On August 7, 2018, a majority of the holders of the common stock and exchangeable shares of the Company, voting together as a single class, approved the reverse stock split. On September 25, 2018, the Board established the split ratio for the reverse stock split at a ratio of 1:150.
Stockholders' Equity, Reverse Stock Split							Company implemented a 1-for-0.831105 reverse stock split of the common stock, which had previously been approved on September 24, 2014. On October 29, 2018, the Company implemented at 1 for 150 reverse stock split of the common and exchangeable shares.
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	On October 29, 2018, the Company effected the reverse stock split and thereafter the Company's common stock began trading on the OTCQB market on a one-for-one hundred and fifty (1:150) split-adjusted basis.
Warrant One [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			67,952
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price			$ 73.02
Warrant Two [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted			6,305
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price			$ 44.28
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					1.00%
Common Stock, Shares Authorized					500,000,000
Debt Instrument, Face Amount					$ 1,960,000
Debt Instrument, Maturity Date					Apr. 30, 2019
Debt Conversion, Original Debt, Amount			$ 4,732,853
Debt Conversion, Converted Instrument, Shares Issued			683,396
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					40,000
Shares Issued, Price Per Share					$ 9.735
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					7 years
Subsequent Event [Member] | Chief Commercial Officer [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					5,000
Shares Issued, Price Per Share					$ 6.93
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period					10 years
Subsequent Event [Member] | Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued					20,000
Subsequent Event [Member] | Warrant One [Member]
Subsequent Event [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price			$ 55.71
Subsequent Event [Member] | Warrant Two [Member]
Subsequent Event [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price			$ 34.50